Significant production and growth asset acquisitions - Additional Information (Details) - USD ($)	Dec. 19, 2024	Dec. 31, 2025	Jul. 22, 2024
Chevron | Wheatstone project
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Cash received	$ 400,000,000
Advanced payment received for sales and purchase agreement		$ 100,000,000
ExxonMobils
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Total purchase consideration			$ 1
Tellurian Inc
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Total purchase consideration			1,066,000,000
Cash paid for shares			876,000,000
Loan facility			230,000,000
Loan amount called			$ 146,000,000
Cash payment | Chevron | Wheatstone project
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Cash received	300,000,000
Contingent payment | Chevron | Wheatstone project
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Cash received	$ 100,000,000
North west shelf project
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Proportion of ownership interest in joint venture	16.70%
Carbon capture and storage project
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Proportion of ownership interest in joint venture	20.00%
Wheatstone project
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Proportion of ownership transferred	13.00%
Julimar brunello project
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Proportion of ownership transferred	65.00%